Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 5 – CONVERTIBLE NOTES PAYABLE

In October 2019, the Company entered into Securities Purchase Agreements (the "Purchase Agreements") with accredited investors. Pursuant to the terms of the Purchase Agreements, the Company issued and sold to investors convertible promissory notes in the aggregate principal amount of $330,000 (the "Notes") and warrants to purchase up to 1,650,000 shares of the Company's common stock (the "Warrants"). The Company received net proceeds of $295,000, net of origination issue discount of $30,000 and fees of $5,000. The Notes are due and payable in October 2020. Prior to an Event of Default, no interest shall accrue on these Notes.

At any time after the Original Issue Date, until the respective Note is no longer outstanding, the Notes shall be convertible, in whole or in part, into shares of the Company's common stock at the option of the Holder, at any time and from time to time. In accordance with the Purchase Agreements and the Notes, subject to adjustments as defined in the Purchase Agreements and Notes. The conversion price (the "Conversion Price") shall be equal to $0.20. The Company may prepay the Notes at any time prior to its six-month anniversary, subject to pre-payment charges as detailed in the Note. Upon every conversion, the Company shall deliver an additional $1,250 worth of shares (as calculated by the Conversion Price in effect on the conversion notice being honored) to cover the Holder's expenses and deposit fees associated with each notice of conversion.

The Purchase Agreements and Notes contain customary representations, warranties and covenants, including certain restrictions on the Company's ability to sell, lease or otherwise dispose of any significant portion of its assets. The Investor also will be entitled to acquire, upon the terms applicable to such purchase rights, the aggregate purchase rights that the Holder could have acquired if the Holder had held the number of shares of common stock acquirable upon complete conversion of the Note. The Investor's also has the right of first refusal with respect to any future equity (or debt with an equity component) offerings conducted by the Company until the 12-month anniversary of the Closing. The Purchase Agreements and the Notes also provide for certain events of default, including, among other things, payment defaults, breaches of representations and warranties, bankruptcy or insolvency proceedings, and delinquency in periodic report filings with the Securities and Exchange Commission. Upon the occurrence of an event of default, the Investor's may declare the outstanding obligations due and payable at significant applicable default rates and take such other actions as set forth in the Note.

The Company shall issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the Investor for the Notes purchased, priced at the closing price of the Company's common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, during 2019, the Company shall issue 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company's common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.

The Warrants are exercisable at any time on or after the date of the issuance and entitles the investors to purchase shares of the Company's common stock for a period of five years from the initial date the warrants become exercisable. Under the terms of the Warrant, the holders are entitled to exercise the Warrant to purchase up to 1,650,000 shares of the Company's common stock at an exercise price of $0.20, subject to customary adjustments as detailed in the Warrant.

This Note and related Warrants include a down-round provision under which the Note conversion price and warrant exercise price could be affected on a full-ratchet basis by future equity offerings undertaken by the Company.

In connection with the issuance of the Note and Warrants, the Company determined that the terms of the Notes and Warrants contain terms that are fixed monetary amounts at inception and accordingly, were not considered derivatives. The fair value of the warrants was determined using the Binomial valuation model. In connection with the issuance of the warrants, on the measurement date, the relative fair value of the warrants and the beneficial conversion feature of $253,000 was recorded as a debt discount and an increase in paid-in capital.

For the three months ended March 31, 2020 and 2019, interest expense related to convertible notes and warrants amounted to $82,500 and $0, which consisted of amortization of debt discount.

At March 31, 2020 and December 31, 2019, convertible notes payable consisted of the following:

	March 31, 2020	December 31, 2019
Principal amount	$330,000	$330,000
Less: unamortized debt discount	(185,625)	(268,125)
Convertible notes payable, net	$144,375	$61,875

NOTE 8 – CONVERTIBLE NOTES PAYABLE

In October 2019, the Company entered into Securities Purchase Agreements (the "Purchase Agreements") with accredited investors. Pursuant to the terms of the Purchase Agreements, the Company issued and sold to investors convertible promissory notes in the aggregate principal amount of $330,000 (the "Notes") and warrants to purchase up to 1,650,000 shares of the Company's common stock (the "Warrants"). The Company received net proceeds of $295,000, net of origination issue discount of $30,000 and fees of $5,000. The Notes are due and payable in October 2020. Prior to an Event of Default, no interest shall accrue on these Notes.

At any time after the Original Issue Date, until the respective Note is no longer outstanding, the Notes shall be convertible, in whole or in part, into shares of the Company's common stock at the option of the Holder, at any time and from time to time. In accordance with the Purchase Agreements and the Notes, subject to adjustments as defined in the Purchase Agreements and Notes. The conversion price (the "Conversion Price") shall be equal to $0.20. The Company may prepay the Notes at any time prior to its six-month anniversary, subject to pre-payment charges as detailed in the Note. Upon every conversion, the Company shall deliver an additional $1,250 worth of shares (as calculated by the Conversion Price in effect on the conversion notice being honored) to cover the Holder's expenses and deposit fees associated with each notice of conversion.

The Purchase Agreements and Notes contain customary representations, warranties and covenants, including certain restrictions on the Company's ability to sell, lease or otherwise dispose of any significant portion of its assets. The Investor also will be entitled to acquire, upon the terms applicable to such purchase rights, the aggregate purchase rights that the Holder could have acquired if the Holder had held the number of shares of common stock acquirable upon complete conversion of the Note. The Investor's also has the right of first refusal with respect to any future equity (or debt with an equity component) offerings conducted by the Company until the 12-month anniversary of the Closing. The Purchase Agreements and the Notes also provide for certain events of default, including, among other things, payment defaults, breaches of representations and warranties, bankruptcy or insolvency proceedings, and delinquency in periodic report filings with the Securities and Exchange Commission. Upon the occurrence of an event of default, the Investor's may declare the outstanding obligations due and payable at significant applicable default rates and take such other actions as set forth in the Note.

The Company shall issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the Investor for the Notes purchased, priced at the closing price of the Company's common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, the Company shall issue 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company's common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.

The Warrants are exercisable at any time on or after the date of the issuance and entitles the investors to purchase shares of the Company's common stock for a period of five years from the initial date the warrants become exercisable. Under the terms of the Warrant, the holders are entitled to exercise the Warrant to purchase up to 1,650,000 shares of the Company's common stock at an exercise price of $0.20, subject to customary adjustments as detailed in the Warrant.

This Note and related Warrants include a down-round provision under which the Note conversion price and warrant exercise price could be affected on a full-ratchet basis by future equity offerings undertaken by the Company.

In connection with the issuance of the Note and Warrants, the Company determined that the terms of the Notes and Warrants contain terms that are fixed monetary amounts at inception and accordingly, were not considered derivatives. The fair value of the warrants was determined using the Binomial valuation model. In connection with the issuance of the warrants, on the measurement date, the relative fair value of the warrants and the beneficial conversion feature of $253,000 was recorded as a debt discount and an increase in paid-in capital.

During the year ended December 31, 2019, the fair value of the warrants was estimated using the Binomial valuation model with the following assumptions:

2019
Dividend rate	—%
Term (in years)	5.00 years
Volatility	158.6%
Risk—free interest rate	1.48% to 1.66%

For the year ended December 31, 2019 and 2018, interest expense related to convertible notes and warrants amounted to $61,875 and $0, which consisted of amortization of debt discount.

At December 31, 2019 and 2018, convertible notes payable consisted of the following:

	December 31, 2019	December 31, 2018
Principal amount	$330,000	$-
Less: unamortized debt discount	(268,125)	-
Convertible notes payable, net	$61,875	$-